INITIAL PUBLIC OFFERING (Details) - USD ($)	Feb. 11, 2021	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Feb. 08, 2021	Dec. 31, 2016
INITIAL PUBLIC OFFERING
Exercise price per warrant						$ 7.3097
Public Warrants
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant		1
Exercise price per warrant		$ 11.50
Public Warrants expiration term		5 years
PRIVETERRA ACQUISITION CORP.
INITIAL PUBLIC OFFERING
Purchase price, per unit			$ 10.00	$ 10.00
Underwriting fees			$ 5,520,000	$ 5,520,000
Deferred underwriting fees			$ 9,660,000	$ 9,660,000
PRIVETERRA ACQUISITION CORP. | Class A member
INITIAL PUBLIC OFFERING
Exercise price per warrant					$ 11.50
PRIVETERRA ACQUISITION CORP. | Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	27,600,000
Purchase price, per unit	$ 10.00		$ 10.10	$ 10.00
Underwriting fees	$ 5,520,000			$ 5,520,000
Deferred underwriting fees	$ 9,660,000			$ 9,660,000
PRIVETERRA ACQUISITION CORP. | Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Purchase price, per unit	$ 10.00
Number of warrants in a unit	0.33
Number of shares issuable per warrant	1
Exercise price per warrant	$ 11.50
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public Warrants expiration term	5 years
PRIVETERRA ACQUISITION CORP. | Initial Public Offering | Public Warrants | Class A member
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Number of shares issuable per warrant	1
PRIVETERRA ACQUISITION CORP. | Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	3,600,000
Purchase price, per unit	$ 10.00